Inventories	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Inventories

12. INVENTORIES

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

Inventories	€ million 2017	€ million 2016
Raw materials and consumables	1,274	1,385
Finished goods and goods for resale	2,688	2,893
	3,962	4,278

Inventories with a value of €92 million (2016: €110 million) are carried at net realisable value, this being lower than cost. During 2017, €109 million (2016: €113 million) was charged to the income statement for damaged, obsolete and lost inventories. In 2017, €90 million (2016: €113 million) was utilised or released to the income statement from inventory provisions taken in earlier years.

In 2017 inventory of €129 million related to the Spreads business has been reclassified to assets held for sale, refer to note 22 on page 136.